Vanguard® International High Dividend Yield Index Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (98.8%)
Australia (7.1%)
	Commonwealth Bank of Australia	1,342,974	152,467
	BHP Group Ltd.	3,947,776	99,702
	National Australia Bank Ltd.	2,459,283	61,031
	Westpac Banking Corp.	2,749,952	59,372
	Wesfarmers Ltd.	905,497	49,530
	ANZ Group Holdings Ltd.	2,394,625	46,991
	Macquarie Group Ltd.	274,058	37,953
	Woodside Energy Group Ltd.	1,523,525	25,782
	Transurban Group	2,481,212	21,958
	Rio Tinto Ltd.	297,482	21,156
	Woolworths Group Ltd.	981,756	19,820
	QBE Insurance Group Ltd.	1,215,137	18,026
	Brambles Ltd.	1,099,815	16,827
	Fortescue Ltd.	1,278,155	14,461
	Coles Group Ltd.	1,070,991	14,259
	Santos Ltd.	2,600,257	13,084
	Suncorp Group Ltd.	870,188	11,665
	Computershare Ltd. (XASX)	429,476	11,561
	Origin Energy Ltd.	1,376,986	10,297
	Telstra Group Ltd.	3,226,932	10,284
	Insurance Australia Group Ltd.	1,824,933	10,244
	Evolution Mining Ltd.	1,586,837	7,182
	Medibank Pvt Ltd.	2,196,868	7,180
	ASX Ltd.	154,903	6,943
	South32 Ltd.	3,607,301	6,746
	JB Hi-Fi Ltd.	87,253	6,214
	Sonic Healthcare Ltd.	348,100	6,147
	Lottery Corp. Ltd.	1,771,534	6,144
	Orica Ltd.	392,092	5,354
	APA Group	967,322	5,203
	Bendigo & Adelaide Bank Ltd.	454,448	3,560
	Worley Ltd.	395,361	3,365
	Steadfast Group Ltd.	860,989	3,277
	Ampol Ltd.	186,262	3,257
	AGL Energy Ltd.	501,906	3,128
	Treasury Wine Estates Ltd.	626,904	3,031
	Aurizon Holdings Ltd.	1,428,994	2,966
	Endeavour Group Ltd.	1,068,163	2,797
	Atlas Arteria Ltd.	768,945	2,540
	Whitehaven Coal Ltd.	613,359	2,516
	Dyno Nobel Ltd.	1,332,970	2,507
	Downer EDI Ltd.	554,046	2,443
	Bank of Queensland Ltd.	476,147	2,320
	Challenger Ltd.	412,199	2,166
	Metcash Ltd.	860,782	2,149
	AMP Ltd.	2,038,297	2,085
	Lendlease Corp. Ltd.	596,617	2,005
	Harvey Norman Holdings Ltd.	380,561	1,411
	Perpetual Ltd.	97,167	1,305
	TPG Telecom Ltd.	353,442	1,254
*	Insignia Financial Ltd.	414,634	1,194
	Flight Centre Travel Group Ltd.	155,785	1,188
[1]	Yancoal Australia Ltd.	287,178	1,160
	Orora Ltd.	845,967	1,123
	Deterra Royalties Ltd.	365,885	969
	Magellan Financial Group Ltd.	133,790	910
	GQG Partners Inc. GDR	685,004	895
	New Hope Corp. Ltd.	334,772	894
	Beach Energy Ltd.	1,156,081	867

		Shares	Market Value ($000)
	Domino's Pizza Enterprises Ltd.	60,962	712
			843,577
Austria (0.3%)
	Erste Group Bank AG	225,341	20,606
	OMV AG	113,701	5,791
[1]	Verbund AG	52,463	3,906
	ANDRITZ AG	52,920	3,683
	Raiffeisen Bank International AG	101,487	2,930
	Telekom Austria AG	65,626	696
			37,612
Belgium (0.3%)
	KBC Group NV	182,033	18,986
	Ageas SA	147,207	10,009
	Groupe Bruxelles Lambert NV	64,544	5,396
			34,391
Brazil (1.3%)
	Vale SA	2,886,488	27,558
	Petroleo Brasileiro SA - Petrobras	3,840,965	24,550
	Banco Bradesco SA	4,542,127	10,870
	B3 SA - Brasil Bolsa Balcao	4,181,614	9,394
	Ambev SA	3,494,550	7,776
	Banco BTG Pactual SA	940,400	6,572
	Centrais Eletricas Brasileiras SA	926,382	6,255
	Suzano SA	548,400	5,107
	Banco Do Brasil SA	1,370,336	4,821
	Localiza Rent a Car SA (BVMF)	700,700	4,333
	Vibra Energia SA	914,712	3,465
	Telefonica Brasil SA	613,760	3,450
	BB Seguridade Participacoes SA	523,857	3,153
	Itau Unibanco Holding SA ADR	414,791	2,601
	Lojas Renner SA	850,890	2,472
	Klabin SA	739,480	2,456
	TIM SA	650,300	2,405
	Itau Unibanco Holding SA	399,326	2,234
	BRF SA	596,800	2,137
	Motiva Infraestrutura de Mobilidade SA	960,810	2,112
	Ultrapar Participacoes SA	579,200	1,776
	Banco Santander Brasil SA	347,986	1,642
	Engie Brasil Energia SA	223,164	1,591
	Santos Brasil Participacoes SA	545,800	1,360
	Porto Seguro SA	145,318	1,347
	Alupar Investimento SA	253,618	1,336
	Multiplan Empreendimentos Imobiliarios SA	272,185	1,230
	Cia Paranaense de Energia - Copel	608,792	1,200
*	Brava Energia	334,400	1,179
	Caixa Seguridade Participacoes SA	465,700	1,146
*	Natura Cosmeticos SA	707,100	1,140
*	Cosan SA	1,043,411	1,105
	Hypera SA	231,682	1,064
	CPFL Energia SA	149,600	1,013
	Allos SA	217,781	829
	Neoenergia SA	172,900	757
	Transmissora Alianca de Energia Eletrica SA	99,681	594
	SLC Agricola SA	156,520	512
	Grupo Mateus SA	376,300	493
	M Dias Branco SA	87,300	379
	CSN Mineracao SA	388,600	350
	Sao Martinho SA	110,100	341
	Cia Energetica de Minas Gerais	50,080	132
*	Usinas Siderurgicas de Minas Gerais SA Usiminas	113,900	94
			156,331
Canada (7.8%)
	Royal Bank of Canada	1,138,444	146,077
	Toronto-Dominion Bank	1,422,065	103,576
	Enbridge Inc.	1,751,204	79,307
	Bank of Montreal	586,633	64,751
	Bank of Nova Scotia	996,575	55,446
	Canadian Imperial Bank of Commerce	754,379	53,916

		Shares	Market Value ($000)
	Canadian Natural Resources Ltd.	1,662,010	52,609
	Manulife Financial Corp.	1,390,257	43,014
	TC Energy Corp.	833,953	39,820
	Suncor Energy Inc.	1,000,893	39,477
	National Bank of Canada	314,615	32,726
	Sun Life Financial Inc.	462,649	28,208
	Nutrien Ltd.	398,167	23,624
	Fortis Inc. (XTSE)	400,942	19,619
	Brookfield Asset Management Ltd. Class A (XTSE)	307,569	18,966
	Restaurant Brands International Inc.	260,495	17,676
	Power Corp. of Canada	433,256	17,460
	Pembina Pipeline Corp.	468,740	17,422
	Cenovus Energy Inc.	1,019,206	15,513
	Tourmaline Oil Corp.	285,407	12,147
[2]	Hydro One Ltd.	254,750	9,009
	Magna International Inc.	218,115	8,944
	Great-West Lifeco Inc.	218,297	8,197
	TELUS Corp.	388,368	6,256
	BCE Inc.	235,568	5,495
			919,255
Chile (0.2%)
	Banco De Chile	35,556,610	4,898
	Banco Santander Chile	48,757,012	2,816
	Banco de Credito e Inversiones SA	62,837	2,494
	Empresas Copec SA	314,324	2,081
	Enel Americas SA	15,881,459	1,584
	Empresas CMPC SA	956,016	1,347
	Enel Chile SA	19,581,268	1,254
	Quinenco SA	219,696	847
	Colbun SA	5,633,689	834
	Cencosud Shopping SA	422,466	825
	Banco Itau Chile SA	55,196	730
	Aguas Andinas SA Class A	2,071,351	682
	Cia Cervecerias Unidas SA	112,278	664
	Cia Sud Americana de Vapores SA	10,315,127	521
			21,577
China (6.5%)
	China Construction Bank Corp. Class H	77,184,000	78,944
	Industrial & Commercial Bank of China Ltd. Class H	64,089,671	49,107
	Bank of China Ltd. Class H	58,204,351	33,596
	Ping An Insurance Group Co. of China Ltd. Class H	3,916,402	26,888
	China Merchants Bank Co. Ltd. Class H	3,614,375	23,454
	China Life Insurance Co. Ltd. Class H	5,990,000	17,303
	PetroChina Co. Ltd. Class H	16,624,000	16,245
	Agricultural Bank of China Ltd. Class H	24,435,000	16,008
	Kweichow Moutai Co. Ltd. Class A	70,500	13,909
	Ping An Insurance Group Co. of China Ltd. Class A	1,689,843	13,763
	China Shenhua Energy Co. Ltd. Class H	2,713,500	11,761
	PICC Property & Casualty Co. Ltd. Class H	5,528,000	11,474
	China Petroleum & Chemical Corp. Class H	18,568,000	10,896
	Geely Automobile Holdings Ltd.	4,625,000	10,374
	China Resources Land Ltd.	2,321,383	8,512
	China Pacific Insurance Group Co. Ltd. Class H	2,060,146	8,297
	CSPC Pharmaceutical Group Ltd.	6,432,000	8,084
	Haier Smart Home Co. Ltd. Class H	2,287,905	7,208
	ZTO Express Cayman Inc.	356,808	6,956
	China CITIC Bank Corp. Ltd. Class H	7,210,620	6,700
	CITIC Ltd.	4,021,000	6,032
	China Hongqiao Group Ltd.	2,160,500	5,699
[2]	Postal Savings Bank of China Co. Ltd. Class H	7,885,000	5,570
[2]	Guotai Haitong Securities Co. Ltd. Class H	2,533,992	5,470
	People's Insurance Co. Group of China Ltd. Class H	6,972,000	5,356
	China Yangtze Power Co. Ltd. Class A	1,374,200	5,321
[2]	China Tower Corp. Ltd. Class H	3,788,235	5,301
	Bank of Communications Co. Ltd. Class H	5,792,162	5,218
	New China Life Insurance Co. Ltd. Class H	782,933	5,010
	China Mengniu Dairy Co. Ltd.	2,401,000	4,997
	China Overseas Land & Investment Ltd.	2,873,166	4,969
	ENN Energy Holdings Ltd.	597,000	4,866

		Shares	Market Value ($000)
	Industrial & Commercial Bank of China Ltd. Class A	4,390,700	4,613
	CITIC Securities Co. Ltd. Class H	1,299,757	4,567
	Agricultural Bank of China Ltd. Class A	5,021,856	4,396
	COSCO SHIPPING Holdings Co. Ltd. Class H	2,302,500	4,209
	China Resources Beer Holdings Co. Ltd.	1,251,500	4,161
	China Resources Power Holdings Co. Ltd.	1,667,000	4,131
	Yangzijiang Shipbuilding Holdings Ltd.	2,050,100	4,021
	Li Ning Co. Ltd.	1,878,500	3,980
	China Galaxy Securities Co. Ltd. Class H	2,787,000	3,766
	Vipshop Holdings Ltd. ADR	245,201	3,700
	Industrial Bank Co. Ltd. Class A	1,163,800	3,658
	Wuliangye Yibin Co. Ltd. Class A	217,400	3,657
	CMOC Group Ltd. Class H	3,195,000	3,627
[2]	Fuyao Glass Industry Group Co. Ltd. Class H	496,800	3,582
	Weichai Power Co. Ltd. Class H	1,586,000	3,362
	China Merchants Bank Co. Ltd. Class A	544,142	3,361
	Yankuang Energy Group Co. Ltd. Class H	2,916,781	3,326
[2]	CGN Power Co. Ltd. Class H	8,650,000	3,250
	Tsingtao Brewery Co. Ltd. Class H	507,143	3,222
	China Minsheng Banking Corp. Ltd. Class H	5,146,470	3,098
	Foxconn Industrial Internet Co. Ltd. Class A	636,300	3,039
	Kunlun Energy Co. Ltd.	3,104,645	2,991
	Qifu Technology Inc. ADR	86,438	2,967
	Great Wall Motor Co. Ltd. Class H	1,800,552	2,938
	Shanghai Pudong Development Bank Co. Ltd. Class A	1,649,900	2,934
	Anhui Conch Cement Co. Ltd. Class H	986,828	2,857
	Sinopharm Group Co. Ltd. Class H	1,097,118	2,637
	China Taiping Insurance Holdings Co. Ltd.	1,131,200	2,514
[2]	Huatai Securities Co. Ltd. Class H	1,086,800	2,501
	Want Want China Holdings Ltd.	3,453,000	2,496
	CRRC Corp. Ltd. Class H	3,589,000	2,487
	Bank of Communications Co. Ltd. Class A	2,299,100	2,444
	Aluminum Corp. of China Ltd. Class H	3,058,000	2,417
	China Longyuan Power Group Corp. Ltd. Class H	2,636,000	2,377
	Huaneng Power International Inc. Class H	3,492,000	2,370
	China Gas Holdings Ltd.	2,255,000	2,369
	Tingyi Cayman Islands Holding Corp.	1,503,456	2,223
[2]	China Resources Mixc Lifestyle Services Ltd.	475,000	2,206
	China Coal Energy Co. Ltd. Class H	1,764,000	2,167
[2]	Haidilao International Holding Ltd.	1,208,335	2,142
[2]	Longfor Group Holdings Ltd.	1,693,000	2,107
	Bank of China Ltd. Class A	2,708,600	2,090
	China State Construction International Holdings Ltd.	1,358,000	2,080
	Bosideng International Holdings Ltd.	3,572,000	2,039
	Guotai Haitong Securities Co. Ltd. (XSSC)	712,984	2,007
	China Shenhua Energy Co. Ltd. Class A	378,900	2,007
	Guangdong Investment Ltd.	2,252,000	2,004
	China Pacific Insurance Group Co. Ltd. Class A	381,350	1,982
	PetroChina Co. Ltd. Class A	1,601,300	1,974
	China Merchants Port Holdings Co. Ltd.	988,000	1,943
	China Railway Group Ltd. Class H	3,842,701	1,933
	Ping An Bank Co. Ltd. Class A	1,095,000	1,860
[1]	ZTE Corp. Class H	577,816	1,823
	Jiangxi Copper Co. Ltd. Class H	904,000	1,807
	China State Construction Engineering Corp. Ltd. Class A	2,279,900	1,792
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	2,021,941	1,778
	Kingboard Holdings Ltd.	495,000	1,773
[2]	China Feihe Ltd.	2,966,719	1,764
	China Resources Gas Group Ltd.	695,400	1,760
	GF Securities Co. Ltd. Class H	805,000	1,758
	China Medical System Holdings Ltd.	1,008,477	1,712
	Beijing Enterprises Holdings Ltd.	404,000	1,690
	China National Building Material Co. Ltd. Class H	2,832,569	1,685
	Sinotruk Hong Kong Ltd.	546,760	1,666
	Bank of Jiangsu Co. Ltd. Class A	1,042,460	1,637
	China Everbright Environment Group Ltd.	2,907,140	1,556
	Shaanxi Coal Industry Co. Ltd. Class A	547,900	1,532
[1]	MINISO Group Holding Ltd.	321,600	1,531
	China Petroleum & Chemical Corp. Class A	1,831,800	1,529
[2]	Yadea Group Holdings Ltd.	952,852	1,499

		Shares	Market Value ($000)
	China Everbright Bank Co. Ltd. Class A	2,651,000	1,492
	COSCO SHIPPING Holdings Co. Ltd. Class A	682,400	1,479
	Country Garden Services Holdings Co. Ltd.	1,763,264	1,458
	Inner Mongolia Yitai Coal Co. Ltd. Class B	696,300	1,429
	Autohome Inc. ADR	52,481	1,422
	Chongqing Rural Commercial Bank Co. Ltd. Class H	1,792,000	1,421
	Haitian International Holdings Ltd.	521,000	1,412
	Gree Electric Appliances Inc. of Zhuhai Class A	222,100	1,407
	Luzhou Laojiao Co. Ltd. Class A	82,100	1,401
	China Minsheng Banking Corp. Ltd. Class A	2,062,740	1,401
	China Oilfield Services Ltd. Class H	1,528,000	1,357
	Inner Mongolia Yili Industrial Group Co. Ltd. Class A	356,500	1,357
	Hengan International Group Co. Ltd.	452,561	1,352
	China Conch Venture Holdings Ltd.	1,092,500	1,335
	Postal Savings Bank of China Co. Ltd. Class A	1,672,900	1,334
[1]	China Cinda Asset Management Co. Ltd. Class H	7,311,200	1,320
	China Power International Development Ltd.	3,352,370	1,314
	Far East Horizon Ltd.	1,291,000	1,314
	Jiangsu Expressway Co. Ltd. Class H	1,050,000	1,288
	Yangzijiang Financial Holding Ltd.	1,737,200	1,284
	China United Network Communications Ltd. Class A	1,721,800	1,281
	Xinyi Solar Holdings Ltd.	3,304,301	1,279
	CRRC Corp. Ltd. Class A	1,242,200	1,272
	Zhejiang Expressway Co. Ltd. Class H	1,328,177	1,266
	Anhui Gujing Distillery Co. Ltd. Class B	92,000	1,247
	Baoshan Iron & Steel Co. Ltd. Class A	1,199,200	1,223
	Huatai Securities Co. Ltd. Class A	423,700	1,178
	Uni-President China Holdings Ltd.	911,000	1,151
	Bank of Shanghai Co. Ltd. Class A	801,333	1,139
[2]	CSC Financial Co. Ltd. Class H	709,500	1,134
	China Everbright Bank Co. Ltd. Class H	2,408,000	1,132
[1]	COSCO SHIPPING Energy Transportation Co. Ltd. Class H	1,393,966	1,132
	Dongfeng Motor Group Co. Ltd. Class H	1,861,020	1,120
	C&D International Investment Group Ltd.	554,000	1,118
	AviChina Industry & Technology Co. Ltd. Class H	1,870,000	1,105
[2]	China Resources Pharmaceutical Group Ltd.	1,578,226	1,102
	Shenzhen International Holdings Ltd.	1,100,000	1,100
	China Communications Services Corp. Ltd. Class H	1,840,000	1,072
	Bank of Beijing Co. Ltd. Class A	1,191,700	1,068
	Beijing Enterprises Water Group Ltd.	3,100,000	1,061
	Greentown China Holdings Ltd.	821,500	1,033
	Shanghai Pharmaceuticals Holding Co. Ltd. Class H	640,400	1,021
	Daqin Railway Co. Ltd. Class A	1,119,900	1,017
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class H	1,283,200	1,001
	Bank of Nanjing Co. Ltd. Class A	609,800	973
[1]	Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	398,000	971
	CMOC Group Ltd. Class A	779,900	967
	Zhongsheng Group Holdings Ltd.	554,000	932
	China Jinmao Holdings Group Ltd.	5,024,000	914
	Huaxia Bank Co. Ltd. Class A	823,400	909
	SDIC Power Holdings Co. Ltd. Class A	413,400	905
	China Reinsurance Group Corp. Class H	5,209,000	904
	Weichai Power Co. Ltd. Class A	422,500	887
	Xtep International Holdings Ltd.	1,220,937	874
	Kingboard Laminates Holdings Ltd.	666,500	856
	Power Construction Corp. of China Ltd. Class A	894,200	848
	Sinotrans Ltd. Class H	1,511,000	838
[1]	Hisense Home Appliances Group Co. Ltd. Class H	290,776	834
	China Construction Bank Corp. Class A	636,900	833
	Sinopec Engineering Group Co. Ltd. Class H	1,071,000	832
	Focus Media Information Technology Co. Ltd. Class A	799,300	832
	Fuyao Glass Industry Group Co. Ltd. Class A	108,000	820
	China CITIC Bank Corp. Ltd. Class A	712,000	811
	China Railway Group Ltd. Class A	1,021,100	807
	Bank of Hangzhou Co. Ltd. Class A	357,950	798
	Shanghai Baosight Software Co. Ltd. Class B	580,040	797
[1]	Guangzhou Automobile Group Co. Ltd. Class H	1,966,000	794
	Sany Heavy Equipment International Holdings Co. Ltd.	834,000	782
	Yunnan Baiyao Group Co. Ltd. Class A	100,200	780
[1]	China Everbright Ltd.	759,880	776

		Shares	Market Value ($000)
[2]	Topsports International Holdings Ltd.	1,912,000	771
	XCMG Construction Machinery Co. Ltd. Class A	652,700	760
	China Zheshang Bank Co. Ltd. Class H	2,127,000	747
	China Suntien Green Energy Corp. Ltd. Class H	1,383,000	739
	Yuexiu Property Co. Ltd.	1,251,680	736
	COSCO SHIPPING Ports Ltd.	1,000,986	701
	Huadian Power International Corp. Ltd. Class H	1,300,000	700
	Shanghai Rural Commercial Bank Co. Ltd. Class A	543,872	687
[2]	Orient Securities Co. Ltd. Class H	706,000	679
	Hengli Petrochemical Co. Ltd. Class A	314,400	674
	Yihai International Holding Ltd.	390,000	672
	TCL Technology Group Corp. Class A	1,101,200	672
	People's Insurance Co. Group of China Ltd. Class A	591,800	672
[1]	Dongfang Electric Corp. Ltd. Class H	280,800	659
	Anhui Conch Cement Co. Ltd. Class A	200,500	656
	Shanghai Industrial Holdings Ltd.	347,328	647
	Chongqing Changan Automobile Co. Ltd. Class B	1,184,316	638
	GD Power Development Co. Ltd. Class A	999,800	636
	Henan Shuanghui Investment & Development Co. Ltd. Class A	184,700	634
	China Zheshang Bank Co. Ltd. Class A	1,339,800	631
	China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	499,300	603
	China Merchants Expressway Network & Technology Holdings Co. Ltd. Class A	381,748	595
	Jiangsu Yanghe Distillery Co. Ltd. Class A	63,245	592
	Bank of Chengdu Co. Ltd. Class A	227,400	583
	Sichuan Chuantou Energy Co. Ltd. Class A	264,700	574
	Lao Feng Xiang Co. Ltd. Class B	154,600	553
[2]	China Railway Signal & Communication Corp. Ltd. Class H	1,253,000	548
[1,2]	Shenwan Hongyuan Group Co. Ltd. Class H	1,301,600	544
	Anhui Gujing Distillery Co. Ltd. Class A	28,300	541
	Livzon Pharmaceutical Group Inc. Class H	113,000	541
	Goldwind Science & Technology Co. Ltd. Class H	607,000	539
	Datang International Power Generation Co. Ltd. Class H	2,118,000	534
	China Lesso Group Holdings Ltd.	893,454	532
	Anhui Expressway Co. Ltd. Class H	340,000	531
	Shougang Fushan Resources Group Ltd.	1,429,302	525
	Zhejiang NHU Co. Ltd. Class A	168,300	523
	Zhongjin Gold Corp. Ltd. Class A	257,200	512
	Metallurgical Corp. of China Ltd. Class H	2,357,756	510
	Huaneng Power International Inc. Class A	494,500	504
	Poly Property Services Co. Ltd. Class H	113,400	503
[1,2]	ZJLD Group Inc.	559,652	477
	Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	138,000	459
*	Dongfang Electric Corp. Ltd. Class A	162,900	456
	Chongqing Rural Commercial Bank Co. Ltd. Class A	482,600	455
	Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class H	196,199	452
	Shanghai International Port Group Co. Ltd. Class A	571,400	447
	China Resources Building Materials Technology Holdings Ltd.	1,824,281	445
	COSCO SHIPPING Development Co. Ltd. Class H	2,963,756	441
*,2	BAIC Motor Corp. Ltd. Class H	1,608,000	439
[2]	Qingdao Port International Co. Ltd. Class H	519,000	431
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	98,210	427
	Yutong Bus Co. Ltd. Class A	122,400	424
	ENN Natural Gas Co. Ltd. Class A	162,300	416
	Huayu Automotive Systems Co. Ltd. Class A	168,300	410
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	879,800	410
	Huadian Power International Corp. Ltd. Class A	529,597	390
	Zangge Mining Co. Ltd. Class A	60,700	387
*	Poly Developments & Holdings Group Co. Ltd. Class A	347,058	384
	Goneo Group Co. Ltd. Class A	57,959	379
	China Merchants Energy Shipping Co. Ltd. Class A	450,200	378
	China Coal Energy Co. Ltd. Class A	228,000	374
	LB Group Co. Ltd. Class A	157,600	373
	Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	494,800	366
	Lee & Man Paper Manufacturing Ltd.	1,100,000	364
	Towngas Smart Energy Co. Ltd.	712,185	362
	Changchun High-Tech Industry Group Co. Ltd. Class A	24,700	361
	Inner Mongolia Dian Tou Energy Corp. Ltd. Class A	129,100	361
	Sichuan Road & Bridge Co. Ltd. Class A	312,980	361
[1]	Huaxin Cement Co. Ltd. Class H	219,884	360
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	351,600	359

		Shares	Market Value ($000)
	Shenzhen Expressway Corp. Ltd. Class H	412,000	355
	Xinhua Winshare Publishing & Media Co. Ltd. Class H	236,000	353
	Zhejiang Zheneng Electric Power Co. Ltd. Class A	484,900	350
	Inner Mangolia ERDOS Resources Co. Ltd. Class B	348,900	348
	Beijing New Building Materials plc Class A	95,800	347
	Tianshan Aluminum Group Co. Ltd. Class A	269,100	340
	Beijing Jingneng Clean Energy Co. Ltd. Class H	1,114,000	337
	37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	145,000	334
[2]	Everbright Securities Co. Ltd. Class H	247,800	330
	Western Mining Co. Ltd. Class A	141,400	328
	Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	171,000	326
	Guangshen Railway Co. Ltd. Class H	1,293,373	323
	Yunnan Yuntianhua Co. Ltd. Class A	93,000	318
	China Railway Signal & Communication Corp. Ltd. Class A	420,934	309
*	Jinduicheng Molybdenum Co. Ltd. Class A	168,600	301
	Bank of Suzhou Co. Ltd. Class A	251,600	298
	Henan Shenhuo Coal Industry & Electricity Power Co. Ltd. Class A	116,800	286
	Shenergy Co. Ltd. Class A	251,800	286
	Bank of Changsha Co. Ltd. Class A	203,400	279
	BBMG Corp. Class H	2,647,000	272
	Hunan Valin Steel Co. Ltd. Class A	339,700	267
	HLA Group Corp. Ltd. Class A	279,400	264
	Huaibei Mining Holdings Co. Ltd. Class A	153,600	262
	Jiangsu Financial Leasing Co. Ltd. Class A	325,600	262
	Youngor Group Co. Ltd. Class A	247,800	253
	Dong-E-E-Jiao Co. Ltd. Class A	35,100	252
	Tian Di Science & Technology Co. Ltd. Class A	291,000	249
	Shanxi Coking Coal Energy Group Co. Ltd. Class A	252,067	247
*	Shenzhen Investment Ltd.	2,156,000	246
	Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	207,861	245
	Jointown Pharmaceutical Group Co. Ltd. Class A	328,834	245
	Wuchan Zhongda Group Co. Ltd. Class A	325,800	244
	Xiamen Tungsten Co. Ltd. Class A	75,500	243
	COFCO Sugar Holding Co. Ltd. Class A	177,400	241
	Eastern Air Logistics Co. Ltd. Class A	119,700	234
	Hisense Visual Technology Co. Ltd. Class A	74,200	234
	Hebei Yangyuan Zhihui Beverage Co. Ltd. Class A	77,100	228
*	China National Chemical Engineering Co. Ltd. Class A	204,600	227
	Anhui Yingjia Distillery Co. Ltd. Class A	39,600	226
	Jason Furniture Hangzhou Co. Ltd. Class A	63,700	224
	Beijing Jingneng Power Co. Ltd. Class A	370,300	219
	Weifu High-Technology Group Co. Ltd. Class A	80,700	216
	Shanghai Pharmaceuticals Holding Co. Ltd. Class A	80,321	213
	Jiangsu Phoenix Publishing & Media Corp. Ltd. Class A	140,000	212
	Shanghai Huayi Group Co. Ltd. Class B	404,100	210
	Fujian Funeng Co. Ltd. Class A	159,600	210
	Hubei Jumpcan Pharmaceutical Co. Ltd. Class A	55,700	208
	Hangzhou Robam Appliances Co. Ltd. Class A	78,100	207
	Chongqing Brewery Co. Ltd. Class A	26,800	206
	Sinotrans Ltd. Class A	277,700	205
	G-bits Network Technology Xiamen Co. Ltd. Class A	4,300	203
	COSCO SHIPPING Development Co. Ltd. Class A	585,200	202
	Inner Mongolia MengDian HuaNeng Thermal Power Corp. Ltd. Class A	360,400	202
	Shanghai Electric Power Co. Ltd. Class A	152,400	201
	Livzon Pharmaceutical Group Inc. Class A	34,300	200
	Hisense Home Appliances Group Co. Ltd. Class A	56,200	200
	Nanjing Iron & Steel Co. Ltd. Class A	314,900	199
	Yunnan Copper Co. Ltd. Class A	110,100	198
	Jiangsu Expressway Co. Ltd. Class A	100,200	197
	Hengyi Petrochemical Co. Ltd. Class A	235,900	196
	Anhui Kouzi Distillery Co. Ltd. Class A	42,200	195
	Shenzhen YUTO Packaging Technology Co. Ltd. Class A	59,200	195
	Oppein Home Group Inc. Class A	27,018	193
	By-health Co. Ltd. Class A	116,800	191
	Bank of Guiyang Co. Ltd. Class A	213,400	189
	Lao Feng Xiang Co. Ltd. Class A	28,600	187
	TangShan Port Group Co. Ltd. Class A	331,568	187
	Camel Group Co. Ltd. Class A	147,900	187
	Tasly Pharmaceutical Group Co. Ltd. Class A	81,200	185
	Heilongjiang Agriculture Co. Ltd. Class A	87,900	183

		Shares	Market Value ($000)
	Inner Mongolia Berun Chemical Co. Ltd. Class A	227,500	182
	Qingdao Port International Co. Ltd. Class A	150,900	182
	Hubei Energy Group Co. Ltd. Class A	284,700	181
	Shanxi Coal International Energy Group Co. Ltd. Class A	136,100	181
	Lakala Payment Co. Ltd. Class A	48,300	180
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	217,860	178
	Zhejiang Supor Co. Ltd. Class A	24,500	177
	Suofeiya Home Collection Co. Ltd. Class A	92,800	176
	Shanghai Jinjiang International Hotels Co. Ltd. Class B	121,500	176
	Zhengzhou Coal Mining Machinery Group Co. Ltd. Class A	77,800	175
	Citic Pacific Special Steel Group Co. Ltd. Class A	97,200	174
	Sinoma International Engineering Co. Class A	134,600	170
	Jizhong Energy Resources Co. Ltd. Class A	202,600	168
*	Shandong Hi-speed Co. Ltd. Class A	119,200	167
	Hubei Xingfa Chemicals Group Co. Ltd. Class A	46,800	161
	CNOOC Energy Technology & Services Ltd. Class A	284,700	160
	Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	167,250	159
	Yantai Changyu Pioneer Wine Co. Ltd. Class B	141,000	158
	Shaanxi Energy Investment Co. Ltd. Class A	121,100	155
	Jiangsu Pacific Quartz Co. Ltd.Class A	31,400	152
	Shenyang Xingqi Pharmaceutical Co. Ltd. Class A	16,800	150
	China South Publishing & Media Group Co. Ltd. Class A	84,300	150
	An Hui Wenergy Co. Ltd. Class A	151,100	149
	Guangzhou Development Group Inc. Class A	166,300	147
*	Huapont Life Sciences Co. Ltd. Class A	239,900	146
	Beijing Capital Eco-Environment Protection Group Co. Ltd. Class A	342,400	146
	Canmax Technologies Co. Ltd. Class A	51,100	141
	Yankuang Energy Group Co. Ltd. Class A	78,975	138
	Keda Industrial Group Co. Ltd. Class A	93,000	137
	Zhejiang Weixing New Building Materials Co. Ltd. Class A	91,700	136
	Yealink Network Technology Corp. Ltd. Class A	27,916	130
	Zhongshan Broad Ocean Motor Co. Ltd. Class A	142,000	129
	Bank of Qingdao Co. Ltd. Class A	194,850	129
	Jiangsu Xukuang Energy Co. Ltd. Class A	182,000	127
	Pingdingshan Tianan Coal Mining Co. Ltd. Class A	113,600	125
	Shandong Linglong Tyre Co. Ltd. Class A	59,100	125
	Jiangsu Zijin Rural Commercial Bank Co. Ltd. Class A	297,300	124
	Shenzhen Aisidi Co. Ltd. Class A	70,700	123
	China National Accord Medicines Corp. Ltd. Class B	71,750	122
	Shanghai Tunnel Engineering Co. Ltd. Class A	129,200	119
*	Huaihe Energy Group Co. Ltd. Class A	242,100	118
	Zhejiang Semir Garment Co. Ltd. Class A	158,500	117
	China Railway Hi-tech Industry Co. Ltd. Class A	91,000	115
	Fujian Sunner Development Co. Ltd. Class A	51,700	114
	ORG Technology Co. Ltd. Class A	150,300	112
	Chinese Universe Publishing & Media Group Co. Ltd. Class A	79,900	111
	Inner Mongolia Eerduosi Resources Co. Ltd. Class A	78,300	110
	Huafa Industrial Co. Ltd. Zhuhai Class A	162,600	108
	Luenmei Quantum Co. Ltd. Class A	129,400	108
	Anhui Expressway Co. Ltd. Class A	48,700	106
	Guangdong South New Media Co. Ltd. Class A	18,500	105
	Xiamen C & D Inc. Class A	73,900	104
	Zhejiang Conba Pharmaceutical Co. Ltd. Class A	161,300	104
	CSG Holding Co. Ltd. Class A	153,700	102
	Shandong Publishing & Media Co. Ltd. Class A	78,400	98
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class B	120,200	92
	Xi'An Shaangu Power Co. Ltd. Class A	73,500	90
	Chongqing Department Store Co. Ltd. Class A	22,000	89
	Guanghui Energy Co. Ltd. Class A	115,500	87
	Laobaixing Pharmacy Chain JSC Class A	31,700	86
	Tangshan Sanyou Chemical Industries Co. Ltd. Class A	111,200	85
	Shenzhen Expressway Corp. Ltd. Class A	59,600	85
	China World Trade Center Co. Ltd. Class A	29,700	84
	Xiamen ITG Group Corp. Ltd. Class A	93,400	82
	Shenzhen Yan Tian Port Holding Co. Ltd. Class A	127,700	80
	Hefei Meiya Optoelectronic Technology Inc. Class A	33,700	79
	Huaxin Cement Co. Ltd. Class A	34,600	74
	Guizhou Panjiang Refined Coal Co. Ltd. Class A	104,800	73
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd. Class A	34,000	70
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd. Class A	110,000	68

		Shares	Market Value ($000)
	Chongqing Water Group Co. Ltd. Class A	103,000	68
	Jiangsu Linyang Energy Co. Ltd. Class A	81,400	65
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd. Class A	37,100	58
	Guangdong Baolihua New Energy Stock Co. Ltd. Class A	88,500	57
	Opple Lighting Co. Ltd. Class A	21,800	56
	Anhui Xinhua Media Co. Ltd. Class A	59,700	56
	Xinhua Winshare Publishing & Media Co. Ltd. Class A	25,800	54
	KingClean Electric Co. Ltd. Class A	16,507	53
	Jiangsu Guoxin Corp. Ltd. Class A	49,800	51
	Pylon Technologies Co. Ltd. Class A	8,552	51
*	Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class A	33,100	50
	Juewei Food Co. Ltd. Class A	23,200	49
	Huabao Flavours & Fragrances Co. Ltd. Class A	18,700	49
	Shanghai Flyco Electrical Appliance Co. Ltd. Class A	9,300	48
	Zhejiang Wanliyang Co. Ltd. Class A	44,900	47
	Luolai Lifestyle Technology Co. Ltd. Class A	38,900	46
	Triangle Tyre Co. Ltd. Class A	23,600	45
	Toly Bread Co. Ltd. Class A	50,700	39
	Rongan Property Co. Ltd. Class A	146,400	38
	CSG Holding Co. Ltd. Class B	71,879	17
			765,485
Colombia (0.0%)
	Interconexion Electrica SA ESP	303,304	1,522
	Ecopetrol SA	3,481,136	1,459
	Cementos Argos SA	459,606	1,206
[1]	Ecopetrol SA ADR	5,918	50
			4,237
Czech Republic (0.1%)
	CEZ A/S	114,329	6,624
	Komercni banka A/S	60,694	2,891
[2]	Moneta Money Bank A/S	212,190	1,476
	Colt CZ Group SE	11,353	383
			11,374
Denmark (0.2%)
	Danske Bank A/S	518,331	20,563
	Tryg A/S	249,101	6,009
			26,572
Finland (1.3%)
	Nordea Bank Abp (XHEL)	2,637,185	38,481
	Sampo OYJ Class A (XHEL)	1,906,176	20,460
	Nokia OYJ	4,039,662	16,463
	Kone OYJ Class B	250,810	15,402
	UPM-Kymmene OYJ	417,550	10,822
	Wartsila OYJ Abp	367,927	10,165
	Metso OYJ	550,020	6,908
	Orion OYJ Class B	84,633	6,776
	Fortum OYJ	328,913	6,034
	Elisa OYJ	112,446	5,786
	Neste OYJ	322,841	5,095
	Stora Enso OYJ Class R	453,486	4,666
	Kesko OYJ Class B	211,807	4,607
	Valmet OYJ	114,601	4,135
			155,800
France (5.7%)
	TotalEnergies SE	1,639,308	97,482
	Sanofi SA	863,559	77,522
	BNP Paribas SA	807,048	73,585
	AXA SA	1,399,341	67,965
	Vinci SA	401,010	55,704
	Danone SA	508,754	41,635
	Societe Generale SA	576,626	36,805
	Orange SA	1,679,387	25,545
	Cie Generale des Etablissements Michelin SCA	557,323	19,828
	Publicis Groupe SA	185,078	16,913
	Veolia Environnement SA	488,422	16,552
	Pernod Ricard SA	153,865	15,812
	Engie SA (XPAR)	647,948	14,565
	Credit Agricole SA	748,440	13,775

		Shares	Market Value ($000)
*	Engie SA Loyalty Shares	582,347	13,090
	Bureau Veritas SA	261,435	8,051
	Eiffage SA	55,722	7,480
	Carrefour SA	453,938	6,505
	Bouygues SA	149,594	6,160
	Edenred SE	192,118	5,487
	Renault SA	147,836	5,470
	Rexel SA	178,792	5,404
	Getlink SE	276,915	5,022
	SCOR SE	141,845	4,621
	Teleperformance SE	42,986	4,191
	Aeroports de Paris SA	31,181	3,785
	Arkema SA	50,762	3,452
[2]	Amundi SA	45,812	3,386
*	Engie SA Prime de fidelite 2026	141,167	3,173
	FDJ UNITED	83,692	2,610
[2]	Ayvens SA	195,902	2,105
	Wendel SE	17,057	1,598
	SEB SA (XPAR)	21,762	1,590
*	Sodexo Inc. (Prime Fidelite 2026)	26,287	1,563
*	Eurazeo SE-PF- 2027	21,624	1,269
*	Engie SA	52,246	1,174
	Eurazeo SE (XPAR)	14,275	838
*	Sodexo Prime De Fidelite 2027	10,878	647
	Sodexo SA (XPAR)	4,800	285
			672,644
Germany (5.5%)
	Allianz SE (Registered)	310,781	122,814
	Deutsche Telekom AG (Registered)	2,654,832	95,218
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	105,251	68,905
	Deutsche Bank AG (Registered)	1,460,409	48,101
	BASF SE	714,674	35,026
	Mercedes-Benz Group AG	602,233	34,099
	Deutsche Post AG	755,880	33,868
	E.ON SE	1,782,787	32,524
	Commerzbank AG	674,475	24,595
	RWE AG	535,201	21,957
[1]	Bayerische Motoren Werke AG (XETR)	220,664	20,996
	Daimler Truck Holding AG	403,373	19,622
	Vonovia SE	559,899	17,377
	Volkswagen AG	159,525	17,012
	Hannover Rueck SE	48,331	14,661
	Fresenius Medical Care AG	169,038	8,574
	Continental AG	87,291	7,456
	Talanx AG	48,378	6,412
	LEG Immobilien SE (XETR)	61,446	4,877
	Deutsche Lufthansa AG (Registered)	490,194	4,203
	Evonik Industries AG	190,347	3,780
	HOCHTIEF AG	12,341	2,689
	Traton SE	51,393	1,758
[2]	DWS Group GmbH & Co. KGaA	25,252	1,512
	RTL Group SA	29,252	1,153
	Deutsche Wohnen SE	39,711	1,007
[1]	Wacker Chemie AG	12,027	895
	FUCHS SE	23,724	834
			651,925
Greece (0.4%)
	National Bank of Greece SA	674,819	9,413
	Eurobank Ergasias Services & Holdings SA Class A	1,989,951	7,304
	Piraeus Financial Holdings SA	871,697	6,703
	Alpha Bank SA	1,674,637	6,268
	Metlen Energy & Metals SA	86,738	4,772
	OPAP SA	144,743	3,242
	JUMBO SA	89,706	3,026
	Public Power Corp. SA	155,267	2,518
	Hellenic Telecommunications Organization SA	128,031	2,320
	Motor Oil Hellas Corinth Refineries SA	47,448	1,359
	Optima bank SA	143,121	1,178
	Athens International Airport SA	53,622	612

		Shares	Market Value ($000)
	HELLENiQ ENERGY Holdings SA	66,893	587
	Aegean Airlines SA	30,049	432
*	Piraeus Port Authority SA	6,238	342
	Holding Co. ADMIE IPTO SA	84,889	320
	Autohellas Tourist & Trading SA	12,031	146
	Quest Holdings SA	15,810	132
			50,674
Hong Kong (1.9%)
	Hong Kong Exchanges & Clearing Ltd.	960,200	51,965
	CK Hutchison Holdings Ltd.	2,116,017	13,773
	Sun Hung Kai Properties Ltd.	1,117,451	13,272
	BOC Hong Kong Holdings Ltd.	2,869,500	12,885
	CLP Holdings Ltd.	1,295,500	11,245
	Jardine Matheson Holdings Ltd.	159,014	8,635
	Galaxy Entertainment Group Ltd.	1,722,000	8,398
	Lenovo Group Ltd.	6,224,000	7,981
	Hang Seng Bank Ltd.	532,000	7,749
	Hong Kong & China Gas Co. Ltd.	8,333,254	7,438
	Power Assets Holdings Ltd.	1,116,099	7,348
	CK Asset Holdings Ltd.	1,409,246	6,457
[2]	WH Group Ltd.	6,212,599	6,220
	Hongkong Land Holdings Ltd.	820,200	4,955
	Shenzhou International Group Holdings Ltd.	635,800	4,576
	MTR Corp. Ltd.	1,214,737	4,370
	Wharf Real Estate Investment Co. Ltd.	1,201,851	3,816
	Henderson Land Development Co. Ltd.	1,051,856	3,681
	CK Infrastructure Holdings Ltd.	514,834	3,626
	Sino Land Co. Ltd.	3,020,780	3,482
	SITC International Holdings Co. Ltd.	1,062,000	3,434
	Swire Pacific Ltd. Class A	372,288	3,365
	Chow Tai Fook Jewellery Group Ltd.	1,398,800	2,336
	PCCW Ltd.	3,163,793	2,267
	Swire Properties Ltd.	801,698	2,149
[2]	Samsonite Group SA	1,041,743	2,125
	Orient Overseas International Ltd.	109,571	1,971
[2]	BOC Aviation Ltd.	168,635	1,532
	Hang Lung Properties Ltd.	1,430,000	1,473
[2]	Budweiser Brewing Co. APAC Ltd.	1,390,872	1,460
	First Pacific Co. Ltd.	1,764,000	1,388
	MGM China Holdings Ltd.	648,000	1,368
	Xinyi Glass Holdings Ltd.	1,242,541	1,281
	Kerry Properties Ltd.	462,500	1,235
	Hang Lung Group Ltd.	671,000	1,212
	Bank of East Asia Ltd.	739,380	1,143
	Cathay Pacific Airways Ltd.	763,000	1,134
	Yue Yuen Industrial Holdings Ltd.	673,400	1,053
	Hysan Development Co. Ltd.	478,000	951
	VTech Holdings Ltd.	126,400	937
	Johnson Electric Holdings Ltd.	294,500	868
	CTF Services Ltd.	818,020	802
	DFI Retail Group Holdings Ltd. (Registered)	226,700	781
	Man Wah Holdings Ltd.	1,271,371	717
	KLN Logistics Group Ltd.	285,751	300
	Dah Sing Banking Group Ltd.	256,800	300
	Swire Pacific Ltd. Class B	122,500	192
			229,646
Hungary (0.2%)
	OTP Bank Nyrt	186,605	15,142
	Richter Gedeon Nyrt	111,752	3,351
	MOL Hungarian Oil & Gas plc	362,322	3,148
	Magyar Telekom Telecommunications plc	236,042	1,172
			22,813
Iceland (0.0%)
	Islandsbanki HF	1,499,924	1,528
[2]	Arion Banki HF	1,012,573	1,444
	Eimskipafelag Islands hf	83,293	247
			3,219

		Shares	Market Value ($000)
India (1.2%)
	NTPC Ltd.	3,797,636	14,413
	HCL Technologies Ltd.	843,989	14,069
	Power Grid Corp. of India Ltd.	3,694,784	12,214
	ITC Ltd.	2,410,726	11,306
	Oil & Natural Gas Corp. Ltd.	3,114,480	8,533
	Tech Mahindra Ltd.	499,022	8,279
	Coal India Ltd.	1,826,132	7,809
	Vedanta Ltd.	1,299,972	6,278
	Bharat Petroleum Corp. Ltd. (XNSE)	1,579,539	5,903
	Power Finance Corp. Ltd.	1,159,710	5,398
	Hero MotoCorp Ltd.	104,124	5,044
*	Indian Oil Corp. Ltd.	2,999,715	4,956
	Bajaj Auto Ltd.	53,582	4,879
	REC Ltd.	1,025,206	4,595
	GAIL India Ltd.	2,167,725	4,367
	Hindustan Petroleum Corp. Ltd.	770,971	3,661
	NMDC Ltd.	2,880,608	2,315
	Bank of Baroda	824,637	2,228
	Oil India Ltd.	433,725	2,170
	Petronet LNG Ltd.	604,779	1,983
	Union Bank of India Ltd.	1,238,558	1,839
	Oracle Financial Services Software Ltd.	18,852	1,810
	Canara Bank	1,447,488	1,762
	Hindustan Zinc Ltd.	350,699	1,688
	National Aluminium Co. Ltd.	717,103	1,504
[2]	Nippon Life India Asset Management Ltd.	135,894	1,254
	Castrol India Ltd.	389,547	965
	Bank of India	734,591	929
	Sun TV Network Ltd.	69,910	447
			142,598
Indonesia (0.5%)
	Bank Central Asia Tbk PT	39,667,067	19,881
	Bank Rakyat Indonesia Persero Tbk PT	53,090,359	11,889
	Bank Mandiri Persero Tbk PT	34,323,461	9,344
	Telkom Indonesia Persero Tbk PT	34,455,010	6,050
	Astra International Tbk PT	15,603,116	4,823
	Bank Negara Indonesia Persero Tbk PT	9,761,800	2,367
	Indofood Sukses Makmur Tbk PT	3,683,000	1,902
	United Tractors Tbk PT	1,110,904	1,628
	Indofood CBP Sukses Makmur Tbk PT	1,962,285	1,166
	Alamtri Resources Indonesia Tbk PT	7,556,200	847
	Perusahaan Gas Negara Persero Tbk PT	7,680,799	759
	Indosat Tbk PT	4,243,300	566
	Unilever Indonesia Tbk PT	5,293,554	549
	Dayamitra Telekomunikasi PT	13,072,900	461
	Trimegah Bangun Persada Tbk PT	8,544,329	371
	Sarana Menara Nusantara Tbk PT	9,925,900	367
	Bukit Asam Tbk PT	2,429,600	357
	Semen Indonesia Persero Tbk PT	1,771,037	264
	Indocement Tunggal Prakarsa Tbk PT	822,900	262
	Avia Avian Tbk PT	9,496,239	262
	Bank Danamon Indonesia Tbk PT	519,800	79
			64,194
Ireland (0.2%)
	AIB Group plc	1,650,607	13,021
	Bank of Ireland Group plc	788,782	10,578
	Glanbia plc (XDUB)	144,621	2,101
			25,700
Israel (0.7%)
	Bank Leumi Le-Israel BM	1,203,595	22,265
	Bank Hapoalim BM	1,060,437	19,886
	Israel Discount Bank Ltd. Class A	984,131	9,412
	Mizrahi Tefahot Bank Ltd.	122,087	7,542
	Phoenix Financial Ltd.	177,391	6,044
	ICL Group Ltd.	565,918	3,525
	Bezeq The Israeli Telecommunication Corp. Ltd.	1,747,483	3,251
	First International Bank of Israel Ltd.	41,930	2,912
	Harel Insurance Investments & Financial Services Ltd.	91,959	2,772

		Shares	Market Value ($000)
	Delek Group Ltd.	7,114	1,445
	Menora Mivtachim Holdings Ltd.	16,518	1,436
	Amot Investments Ltd.	174,648	1,191
	Energix-Renewable Energies Ltd.	225,402	878
	Gav-Yam Lands Corp. Ltd.	40,560	453
			83,012
Italy (3.4%)
	UniCredit SpA	1,253,350	92,214
	Intesa Sanpaolo SpA	12,596,479	75,897
	Enel SpA	6,231,254	54,949
	Generali	779,642	29,085
	Eni SpA	1,657,423	28,288
	Stellantis NV	1,711,371	15,103
	Banco BPM SpA	1,180,924	15,061
	BPER Banca SpA	1,115,317	10,975
	Terna - Rete Elettrica Nazionale	1,117,763	10,815
	Mediobanca Banca di Credito Finanziario SpA	479,584	10,559
	FinecoBank Banca Fineco SpA	489,454	10,422
	Snam SpA	1,659,127	9,615
[2]	Poste Italiane SpA	364,293	7,871
	Banca Monte dei Paschi di Siena SpA	721,881	6,146
	Unipol Assicurazioni SpA	301,626	6,050
	Tenaris SA	291,400	5,089
	Italgas SpA	469,577	3,896
	A2A SpA	1,307,513	3,186
	Banca Mediolanum SpA	180,573	3,185
[2]	Infrastrutture Wireless Italiane SpA	268,976	3,180
	Hera SpA	647,798	2,772
[2]	Pirelli & C SpA	310,893	2,096
			406,454
Japan (13.4%)
	Toyota Motor Corp.	8,557,810	152,223
	Mitsubishi UFJ Financial Group Inc.	8,936,500	123,170
	Sumitomo Mitsui Financial Group Inc.	2,971,562	74,962
	Tokio Marine Holdings Inc.	1,475,590	59,249
	Mizuho Financial Group Inc.	1,963,963	57,606
	Mitsubishi Corp.	2,604,200	51,364
	ITOCHU Corp.	941,184	49,368
	Mitsui & Co. Ltd.	2,032,424	41,373
	KDDI Corp.	2,302,130	37,782
	Honda Motor Co. Ltd.	3,356,200	34,746
	Takeda Pharmaceutical Co. Ltd.	1,250,959	34,364
	Softbank Corp.	22,788,820	32,926
	Japan Tobacco Inc.	879,200	25,110
	Marubeni Corp.	1,181,100	24,182
	Komatsu Ltd.	739,920	23,839
	Nippon Telegraph & Telephone Corp.	22,125,400	22,344
	Dai-ichi Life Holdings Inc.	2,809,900	22,232
	MS&AD Insurance Group Holdings Inc.	997,500	21,313
	Sumitomo Corp.	824,438	21,072
	Sompo Holdings Inc.	713,955	21,052
	ORIX Corp.	911,700	20,480
	Denso Corp.	1,488,384	20,194
	Canon Inc.	697,892	19,822
	Bridgestone Corp.	451,230	18,252
	Japan Post Bank Co. Ltd.	1,439,311	16,065
	Nomura Holdings Inc.	2,342,814	15,477
	Nippon Steel Corp.	801,100	15,428
	Daiwa House Industry Co. Ltd.	460,000	15,208
	Sumitomo Electric Industries Ltd.	606,200	15,043
	Astellas Pharma Inc.	1,437,700	14,907
	Sumitomo Mitsui Trust Group Inc.	522,978	13,710
	Japan Post Holdings Co. Ltd.	1,376,845	12,750
	Toyota Tsusho Corp.	551,690	12,644
	Nippon Yusen KK	335,700	11,773
	ENEOS Holdings Inc.	2,092,251	10,981
	Sekisui House Ltd.	484,924	10,172
	Inpex Corp.	663,100	9,442
	T&D Holdings Inc.	384,500	9,389

		Shares	Market Value ($000)
	Kansai Electric Power Co. Inc.	778,200	9,343
	Mitsui OSK Lines Ltd.	264,310	8,884
	Subaru Corp.	465,709	8,567
	Kajima Corp.	337,300	8,450
	SBI Holdings Inc.	220,100	8,176
	Kirin Holdings Co. Ltd.	617,860	8,142
	Obayashi Corp.	532,400	7,840
	Daiwa Securities Group Inc.	1,075,614	7,488
	Asahi Kasei Corp.	1,012,363	7,044
	Chubu Electric Power Co. Inc.	549,000	6,715
	Eisai Co. Ltd.	214,900	6,027
	Aisin Corp.	420,000	5,804
	Mitsubishi Chemical Group Corp.	1,065,333	5,803
	JFE Holdings Inc.	487,100	5,637
	Concordia Financial Group Ltd.	847,700	5,621
	Isuzu Motors Ltd.	438,000	5,613
	Yamaha Motor Co. Ltd.	735,951	5,323
	Sekisui Chemical Co. Ltd.	306,700	5,320
	Chiba Bank Ltd.	526,600	4,908
	Mitsubishi HC Capital Inc. (XTKS)	654,420	4,837
	Daito Trust Construction Co. Ltd.	45,965	4,706
	Niterra Co. Ltd.	135,500	4,671
	AGC Inc.	151,356	4,555
	Shimizu Corp.	405,900	4,497
	Sumitomo Metal Mining Co. Ltd.	203,832	4,483
	Kawasaki Kisen Kaisha Ltd.	294,400	4,159
	Idemitsu Kosan Co. Ltd.	629,374	4,046
	Sumitomo Forestry Co. Ltd.	398,458	4,003
	Shizuoka Financial Group Inc.	331,900	3,926
	Mebuki Financial Group Inc.	721,800	3,914
	Fukuoka Financial Group Inc.	142,900	3,896
	Sojitz Corp.	161,900	3,853
	Hulic Co. Ltd.	385,086	3,673
	Japan Post Insurance Co. Ltd.	143,400	3,672
	Nippon Express Holdings Inc.	165,100	3,627
	Tosoh Corp.	226,400	3,408
	Ono Pharmaceutical Co. Ltd.	300,915	3,365
*,1	Nissan Motor Co. Ltd.	1,554,862	3,297
	Nissan Chemical Corp.	100,800	3,286
	Tokyu Fudosan Holdings Corp.	465,300	3,281
	Brother Industries Ltd.	186,800	3,179
	Mitsui Chemicals Inc.	141,200	3,152
	Oji Holdings Corp.	644,200	3,140
[1]	Dentsu Group Inc.	158,872	3,133
	Kyushu Electric Power Co. Inc.	347,300	3,079
	Haseko Corp.	205,986	3,064
	Kuraray Co. Ltd.	244,200	3,019
	Mazda Motor Corp.	500,448	3,001
	Kobe Steel Ltd.	269,200	2,958
	Amada Co. Ltd.	252,300	2,845
	Persol Holdings Co. Ltd.	1,487,700	2,844
	Kyushu Railway Co.	116,800	2,825
	Sumitomo Chemical Co. Ltd.	1,112,241	2,782
	Tohoku Electric Power Co. Inc.	391,080	2,744
	Sankyo Co. Ltd.	146,800	2,739
	Credit Saison Co. Ltd.	101,800	2,686
	Marui Group Co. Ltd.	130,300	2,654
	Seiko Epson Corp.	205,755	2,611
	NGK Insulators Ltd.	203,400	2,575
	Tokyo Tatemono Co. Ltd.	151,600	2,537
	DMG Mori Co. Ltd.	109,100	2,521
	Open House Group Co. Ltd.	56,900	2,516
	THK Co. Ltd.	88,500	2,488
	Nomura Real Estate Holdings Inc.	445,800	2,470
	Electric Power Development Co. Ltd.	134,000	2,319
	Japan Airlines Co. Ltd.	116,000	2,303
	Mitsubishi Gas Chemical Co. Inc.	132,028	2,281
	Iyogin Holdings Inc.	194,300	2,258
	Hitachi Construction Machinery Co. Ltd.	75,100	2,175
	Nikon Corp.	223,900	2,174

	Shares	Market Value ($000)
COMSYS Holdings Corp.	94,300	2,162
Air Water Inc.	146,200	2,160
Sumitomo Heavy Industries Ltd.	97,300	2,155
Lixil Corp.	183,116	2,121
Sankyu Inc.	35,500	2,090
Toyo Seikan Group Holdings Ltd.	100,900	2,090
Kamigumi Co. Ltd.	74,300	2,088
Tsuruha Holdings Inc.	28,000	2,061
Alfresa Holdings Corp.	138,500	2,010
Hirogin Holdings Inc.	223,900	1,953
Toyo Tire Corp.	92,000	1,949
Cosmo Energy Holdings Co. Ltd.	43,740	1,941
Taiyo Yuden Co. Ltd.	103,234	1,929
EXEO Group Inc.	145,400	1,910
Zenkoku Hosho Co. Ltd.	89,000	1,899
Fujitec Co. Ltd.	50,800	1,880
Mitsui Mining & Smelting Co. Ltd.	43,100	1,823
Iida Group Holdings Co. Ltd.	124,336	1,744
Daicel Corp.	198,943	1,711
Yamaguchi Financial Group Inc.	148,400	1,680
Chugin Financial Group Inc.	127,600	1,657
Nagase & Co. Ltd.	84,000	1,655
Kokuyo Co. Ltd.	280,000	1,650
Sumitomo Rubber Industries Ltd.	142,200	1,625
Mitsubishi Materials Corp.	105,800	1,616
Yamato Kogyo Co. Ltd.	26,800	1,504
JGC Holdings Corp.	167,200	1,495
Alps Alpine Co. Ltd.	140,300	1,486
Ulvac Inc.	40,000	1,469
JTEKT Corp.	167,600	1,448
Nippon Electric Glass Co. Ltd.	53,500	1,432
Amano Corp.	51,200	1,429
Macnica Holdings Inc.	107,400	1,403
NHK Spring Co. Ltd.	121,800	1,371
Mitsubishi Motors Corp.	521,000	1,369
DIC Corp.	68,900	1,360
Casio Computer Co. Ltd.	171,600	1,359
Yamada Holdings Co. Ltd.	441,400	1,345
Canon Marketing Japan Inc.	36,900	1,333
Seino Holdings Co. Ltd.	87,300	1,328
NSK Ltd.	275,047	1,316
Tokyo Century Corp.	114,891	1,315
Tsumura & Co.	53,300	1,315
UBE Corp.	82,866	1,268
Morinaga Milk Industry Co. Ltd.	58,100	1,263
INFRONEER Holdings Inc.	149,500	1,263
K's Holdings Corp.	120,100	1,201
Zeon Corp.	111,700	1,186
Maruichi Steel Tube Ltd.	48,200	1,165
Nihon M&A Center Holdings Inc.	230,600	1,153
Nippon Kayaku Co. Ltd.	119,900	1,120
Toda Corp.	174,700	1,114
Tokai Carbon Co. Ltd.	157,534	1,076
Fuyo General Lease Co. Ltd.	39,600	1,070
Shikoku Electric Power Co. Inc.	128,500	1,069
Sotetsu Holdings Inc.	67,219	1,061
Toyoda Gosei Co. Ltd.	49,700	1,049
Aozora Bank Ltd.	70,635	1,036
Rengo Co. Ltd.	178,358	1,034
Kaneka Corp.	35,490	1,005
Mabuchi Motor Co. Ltd.	68,800	995
OKUMA Corp.	35,600	969
Aica Kogyo Co. Ltd.	38,500	948
NOK Corp.	62,100	942
Acom Co. Ltd.	320,432	927
Nippon Shokubai Co. Ltd.	80,700	917
Daido Steel Co. Ltd.	107,720	829
Toyota Boshoku Corp.	54,900	780
AEON Financial Service Co. Ltd.	84,500	760
Denka Co. Ltd.	51,380	724

		Shares	Market Value ($000)
	Seven Bank Ltd.	388,200	697
	TS Tech Co. Ltd.	56,900	683
	Pola Orbis Holdings Inc.	73,133	617
	Itoham Yonekyu Holdings Inc.	18,160	613
	Heiwa Corp.	42,085	583
	Matsui Securities Co. Ltd.	68,500	335
			1,591,034
Kuwait (0.3%)
	National Bank of Kuwait SAKP	6,594,874	22,573
	Mobile Telecommunications Co. KSCP	1,841,305	3,197
	Gulf Bank KSCP	1,768,356	1,953
	Burgan Bank SAK	824,437	672
	Agility Public Warehousing Co. KSC	1,257,123	586
			28,981
Malaysia (0.7%)
	Malayan Banking Bhd.	6,050,597	13,308
	Public Bank Bhd.	11,699,200	11,522
	Tenaga Nasional Bhd.	3,596,033	10,953
	CIMB Group Holdings Bhd.	6,684,300	10,218
	Petronas Gas Bhd.	761,732	3,208
	CelcomDigi Bhd.	3,044,600	2,738
	MISC Bhd.	1,567,944	2,738
	AMMB Holdings Bhd.	2,228,400	2,633
	RHB Bank Bhd.	1,656,500	2,378
	Axiata Group Bhd.	3,618,700	2,285
	Hong Leong Bank Bhd.	491,800	2,186
	Petronas Chemicals Group Bhd.	2,283,372	2,067
	Kuala Lumpur Kepong Bhd.	404,800	1,856
	Maxis Bhd.	2,277,400	1,832
	YTL Corp. Bhd.	2,971,323	1,720
	IJM Corp. Bhd.	2,507,500	1,670
	Telekom Malaysia Bhd.	912,400	1,441
	Petronas Dagangan Bhd.	268,500	1,356
	Sime Darby Bhd.	3,483,601	1,328
	Genting Bhd.	1,650,500	1,208
	Genting Malaysia Bhd.	2,315,100	1,059
	PPB Group Bhd.	471,200	1,040
	Alliance Bank Malaysia Bhd.	783,647	824
	Hong Leong Financial Group Bhd.	173,300	655
	FGV Holdings Bhd.	323,015	98
			82,321
Mexico (0.9%)
	Grupo Financiero Banorte SAB de CV Class O	2,320,200	20,677
	Grupo Mexico SAB de CV Series B	2,297,700	14,383
	Wal-Mart de Mexico SAB de CV	4,103,835	12,097
	America Movil SAB de CV Series B	12,735,700	11,497
	Fomento Economico Mexicano SAB de CV	994,284	8,976
	Grupo Aeroportuario del Pacifico SAB de CV Class B	326,665	7,505
	Arca Continental SAB de CV	701,400	7,310
	Grupo Aeroportuario del Sureste SAB de CV Class B	120,930	3,666
	Coca-Cola Femsa SAB de CV	429,774	3,563
	Grupo Aeroportuario del Centro Norte SAB de CV	224,200	2,974
	Kimberly-Clark de Mexico SAB de CV Class A	1,263,300	2,354
	Corp. Inmobiliaria Vesta SAB de CV	694,000	1,953
	Gentera SAB de CV	851,400	1,924
	Promotora y Operadora de Infraestructura SAB de CV	142,525	1,680
	Megacable Holdings SAB de CV	600,200	1,668
[2]	Banco del Bajio SA	682,127	1,533
	Regional SAB de CV	196,700	1,532
	Qualitas Controladora SAB de CV	159,200	1,442
	El Puerto de Liverpool SAB de CV Class C1	170,916	840
	Operadora De Sites Mexicanos SAB de CV Class A-1	787,700	691
	Orbia Advance Corp. SAB de CV	709,733	486
	Alpek SAB de CV	315,500	151
			108,902
Netherlands (1.3%)
	ING Groep NV	2,453,953	57,190
	Koninklijke Ahold Delhaize NV	730,674	28,859

		Shares	Market Value ($000)
	NN Group NV	210,007	14,141
	Koninklijke KPN NV	3,021,140	13,497
[2]	ABN AMRO Bank NV	412,502	11,925
	ASR Nederland NV	116,088	7,711
	Aegon Ltd.	1,062,452	7,593
	Randstad NV	82,781	3,934
	JDE Peet's NV	123,327	3,657
	Koninklijke Vopak NV	46,653	2,229
[2]	CTP NV	101,369	2,150
			152,886
New Zealand (0.1%)
	Meridian Energy Ltd.	992,295	3,336
	Contact Energy Ltd.	613,649	3,289
	Mercury NZ Ltd.	542,461	1,977
	Spark New Zealand Ltd.	1,232,437	1,762
	Air New Zealand Ltd.	1,415,018	483
			10,847
Norway (0.7%)
	DNB Bank ASA	655,300	16,579
	Equinor ASA	584,668	15,019
	Telenor ASA	502,842	7,714
	Mowi ASA	341,724	6,365
	Norsk Hydro ASA	1,032,355	6,119
	Aker BP ASA	246,247	5,924
	Orkla ASA	538,685	5,665
	Yara International ASA	130,383	4,820
	Gjensidige Forsikring ASA	147,537	3,881
	Salmar ASA	54,953	2,225
	Var Energi ASA	624,186	2,138
	Aker ASA Class A	16,603	1,143
			77,592
Philippines (0.2%)
	International Container Terminal Services Inc.	875,250	6,721
	Bank of the Philippine Islands	1,554,810	3,150
	Manila Electric Co.	207,840	1,913
	Metropolitan Bank & Trust Co.	1,455,200	1,848
	PLDT Inc.	79,092	1,786
	Universal Robina Corp.	719,594	1,090
	Globe Telecom Inc.	23,716	678
	Puregold Price Club Inc.	764,500	524
	DMCI Holdings Inc.	2,920,366	513
[2]	Monde Nissin Corp.	3,543,500	454
	Semirara Mining & Power Corp.	738,020	417
	LT Group Inc.	1,252,203	280
	Megaworld Corp.	6,440,000	219
*,3	Metro Pacific Investments Corp.	60	3
			19,596
Poland (0.4%)
	Powszechna Kasa Oszczednosci Bank Polski SA	690,268	15,115
	ORLEN SA	468,732	10,438
	Bank Polska Kasa Opieki SA	142,933	7,762
	Powszechny Zaklad Ubezpieczen SA	461,494	7,735
	LPP SA	1,052	4,672
	Santander Bank Polska SA	31,624	4,611
			50,333
Portugal (0.2%)
	EDP SA	2,403,401	10,388
	Galp Energia SGPS SA	330,325	6,308
	Banco Comercial Portugues SA Class R	7,309,996	6,002
	Jeronimo Martins SGPS SA	219,664	5,355
			28,053
Qatar (0.5%)
	Qatar National Bank QPSC	3,481,943	17,913
	Qatar Islamic Bank QPSC	1,442,304	9,717
	Industries Qatar QSC	1,626,438	5,933
	Commercial Bank PSQC	2,769,483	3,720
	Al Rayan Bank	4,884,955	3,191

		Shares	Market Value ($000)
	Qatar Gas Transport Co. Ltd.	2,188,824	2,886
	Ooredoo QPSC	637,122	2,354
	Qatar Navigation QSC	783,600	2,333
	Qatar International Islamic Bank QSC	741,721	2,266
	Qatar Fuel QSC	480,972	2,008
	Qatar Electricity & Water Co. QSC	392,835	1,738
	Dukhan Bank	1,684,493	1,690
	Mesaieed Petrochemical Holding Co.	3,889,164	1,446
	Barwa Real Estate Co.	1,783,632	1,374
	Qatar Aluminum Manufacturing Co.	2,100,021	855
	Vodafone Qatar QSC	1,239,793	812
			60,236
Romania (0.1%)
	Banca Transilvania SA	871,449	5,410
	OMV Petrom SA	13,886,430	2,435
	Societatea De Producere A Energiei Electrice in Hidrocentrale Hidroelectrica SA	68,913	1,929
	Societatea Nationala Nuclearelectrica SA	42,394	438
	One United Properties SA	33,821	173
			10,385
Russia (0.0%)
*,3	Inter RAO UES PJSC	11,522,470	—
*,3	Sberbank of Russia PJSC	3,446,575	—
*,3	Moscow Exchange MICEX-RTS PJSC	482,108	—
*,3	GMK Norilskiy Nickel PAO	1,145,800	—
*,3	Severstal PAO GDR (Registered)	34,635	—
*,3	VTB Bank PJSC GDR (Registered)	802,016	—
*,3	Alrosa PJSC	840,362	—
*,3	PhosAgro PJSC (MISX)	7,446	—
*,3	United Co. RUSAL International PJSC	796,030	—
*,3	Unipro PJSC	4,903,000	—
*,3	Polyus PJSC	95,490	—
*,3	RusHydro PJSC	41,940,310	—
*,3	Rostelecom PJSC	343,830	—
*,3	Tatneft PJSC	243,415	—
*,3	Novolipetsk Steel PJSC	373,254	—
*,3	Mobile TeleSystems PJSC	18,732	—
*,3	Magnit PJSC	20,521	—
*,3	Novatek PJSC	356,672	—
*,3	Gazprom PJSC	2,023,010	—
*,3	Mosenergo PJSC	1,739,000	—
*,3	Federal Grid Co. - Rosseti PJSC	83,950,000	—
*,3	Lukoil PJSC	76,646	—
*,3	Rosneft Oil Co. PJSC	211,479	—
*,3	Magnitogorsk Iron & Steel Works PJSC	732,540	—
*,3	Sistema AFK PAO	903,430	—
*,3	Severstal PAO PJSC	28,686	—
*,3	PhosAgro PJSC	91	—
*,3	PhosAgro PJSC GDR (Registered)	14,173	—
			—
Saudi Arabia (1.2%)
[2]	Saudi Arabian Oil Co.	4,865,950	31,486
	Saudi National Bank	2,388,918	23,839
	Saudi Telecom Co.	1,513,513	16,942
	Saudi Basic Industries Corp.	698,042	10,166
	Riyad Bank	1,175,547	8,821
	Saudi Awwal Bank	795,724	6,859
	Alinma Bank	990,049	6,808
	SABIC Agri-Nutrients Co.	187,836	5,958
	Etihad Etisalat Co.	303,809	4,954
	Banque Saudi Fransi	985,757	4,504
	Arab National Bank	709,981	4,107
	Bupa Arabia for Cooperative Insurance Co.	61,807	2,776
	Saudi Electricity Co.	634,287	2,494
	Saudi Investment Bank	508,524	1,949
	Jarir Marketing Co.	506,736	1,734
	Sahara International Petrochemical Co.	295,276	1,407
	Yanbu National Petrochemical Co.	165,942	1,348
	Saudi Industrial Investment Group	276,236	1,322
	Nahdi Medical Co.	39,328	1,297

		Shares	Market Value ($000)
	Saudi Aramco Base Oil Co.	46,092	1,279
[2]	Arabian Centres Co. Ltd.	197,690	1,093
	Mobile Telecommunications Co. Saudi Arabia	369,795	1,024
	Saudia Dairy & Foodstuff Co.	13,043	914
	United Electronics Co.	32,810	785
	Abdullah Al Othaim Markets Co.	401,576	781
	Saudi Cement Co.	65,275	666
	Qassim Cement Co.	50,118	615
	Arabian Drilling Co.	22,334	446
			146,374
Singapore (1.6%)
	DBS Group Holdings Ltd.	1,616,385	59,329
	Oversea-Chinese Banking Corp. Ltd.	2,610,600	33,831
	United Overseas Bank Ltd.	987,145	27,426
	Singapore Telecommunications Ltd.	5,750,888	17,138
	Singapore Technologies Engineering Ltd.	1,204,700	8,104
	Singapore Exchange Ltd.	647,432	7,939
	Keppel Ltd.	1,129,912	7,341
[1]	Singapore Airlines Ltd.	1,092,100	5,704
	Sembcorp Industries Ltd.	712,200	4,235
	Capitaland Investment Ltd.	1,865,800	3,974
	Wilmar International Ltd.	1,345,987	3,046
	Genting Singapore Ltd.	4,819,700	2,719
	Thai Beverage PCL	6,011,400	2,147
	ComfortDelGro Corp. Ltd.	1,803,300	2,120
	Venture Corp. Ltd.	196,364	1,948
	NetLink NBN Trust	2,214,300	1,525
	Jardine Cycle & Carriage Ltd.	45,600	923
	Hutchison Port Holdings Trust	4,145,200	826
	Olam Group Ltd.	668,700	535
	SIA Engineering Co. Ltd.	195,600	462
	StarHub Ltd.	398,300	377
			191,649
South Africa (1.2%)
	Anglogold Ashanti plc	404,501	18,393
	FirstRand Ltd.	4,292,526	18,228
	Gold Fields Ltd.	720,279	17,565
	Standard Bank Group Ltd.	1,051,698	13,533
	MTN Group Ltd.	1,309,643	11,008
	Anglo American Platinum Ltd.	173,072	7,773
	Sanlam Ltd.	1,307,713	6,294
	Absa Group Ltd.	603,571	5,958
	Shoprite Holdings Ltd.	375,313	5,456
	Nedbank Group Ltd.	352,052	4,804
	Bidvest Group Ltd.	265,625	3,455
	Northam Platinum Holdings Ltd.	284,222	3,265
	Vodacom Group Ltd.	381,267	2,903
	OUTsurance Group Ltd.	679,771	2,880
	Old Mutual Ltd.	3,782,057	2,652
*	Sasol Ltd.	491,403	2,528
	Mr Price Group Ltd.	204,826	2,370
	Tiger Brands Ltd.	133,199	2,222
	Woolworths Holdings Ltd.	786,139	2,154
	Foschini Group Ltd.	263,333	1,778
	Exxaro Resources Ltd.	149,354	1,303
	Investec Ltd.	130,031	955
[1]	African Rainbow Minerals Ltd.	87,187	884
	Santam Ltd.	29,813	723
	Kumba Iron Ore Ltd.	42,327	698
			139,782
South Korea (1.7%)
	KB Financial Group Inc.	294,385	23,388
	Shinhan Financial Group Co. Ltd.	351,300	17,106
	Hyundai Motor Co.	110,068	16,744
	Kia Corp.	192,908	14,115
	Hana Financial Group Inc.	222,748	13,619
	POSCO Holdings Inc.	56,962	12,527
	Woori Financial Group Inc.	544,256	9,657
	Samsung Fire & Marine Insurance Co. Ltd.	24,908	7,863

		Shares	Market Value ($000)
	KT&G Corp.	82,740	7,755
	Samsung Life Insurance Co. Ltd.	62,971	5,684
	Korea Electric Power Corp.	205,456	5,675
	SK Inc.	38,937	5,651
	LG Corp.	70,308	3,992
[1]	HMM Co. Ltd.	232,979	3,917
	HD Hyundai Co. Ltd.	33,249	3,402
	Korea Investment Holdings Co. Ltd.	32,543	3,332
	Coway Co. Ltd.	42,277	3,297
	DB Insurance Co. Ltd.	35,039	3,221
	Hyundai Glovis Co. Ltd.	29,682	3,135
	Industrial Bank of Korea	204,847	2,858
	Samsung Securities Co. Ltd.	49,741	2,522
	Samsung E&A Co. Ltd.	120,956	2,294
	BNK Financial Group Inc.	202,854	2,125
	Mirae Asset Securities Co. Ltd.	152,482	2,081
	LG Uplus Corp.	169,668	1,786
	Hankook Tire & Technology Co. Ltd.	55,220	1,761
	Hyundai Steel Co.	68,967	1,755
	NH Investment & Securities Co. Ltd.	107,123	1,553
	Doosan Bobcat Inc.	38,674	1,533
	Kangwon Land Inc.	92,136	1,237
	GS Holdings Corp.	33,952	1,201
	iM Financial Group Co. Ltd.	113,606	1,130
	Kumho Petrochemical Co. Ltd.	12,152	1,064
*	Hyundai Marine & Fire Insurance Co. Ltd.	47,471	896
	Cheil Worldwide Inc.	59,243	846
	S-1 Corp.	15,465	824
	Misto Holdings Corp.	29,960	771
	Lotte Chemical Corp.	15,748	750
	GS Engineering & Construction Corp.	52,451	727
	Korea Gas Corp.	22,266	686
	Samsung Card Co. Ltd.	19,003	680
	KEPCO Plant Service & Engineering Co. Ltd.	17,379	650
*	Hanwha Life Insurance Co. Ltd.	225,945	564
	Dongsuh Cos. Inc.	24,299	519
	BGF retail Co. Ltd.	6,279	509
	Lotte Shopping Co. Ltd.	9,648	497
	Lotte Corp.	21,733	438
	Hite Jinro Co. Ltd.	28,222	411
	GS Retail Co. Ltd.	27,423	321
*,1	Hanon Systems	132,411	311
			199,380
Spain (3.7%)
	Banco Santander SA	12,150,569	104,383
	Iberdrola SA (XMAD)	5,464,660	96,049
	Banco Bilbao Vizcaya Argentaria SA	4,560,700	76,064
	Industria de Diseno Textil SA	891,916	42,604
	CaixaBank SA	2,930,748	27,573
	Telefonica SA	3,333,319	17,203
	Banco de Sabadell SA	4,337,883	16,011
[2]	Aena SME SA	555,511	14,959
	Repsol SA	942,709	14,293
	Endesa SA	252,900	7,329
	Bankinter SA	508,065	7,252
	Redeia Corp. SA	333,531	6,466
	Acciona SA	19,056	3,655
	Mapfre SA	779,520	3,175
	Naturgy Energy Group SA	67,452	2,115
			439,131
Sweden (1.5%)
	Volvo AB Class B	1,268,450	36,430
	Skandinaviska Enskilda Banken AB Class A	1,236,119	21,623
	Swedbank AB Class A	650,334	17,317
	Telefonaktiebolaget LM Ericsson Class B	2,195,891	15,950
	Svenska Handelsbanken AB Class A	1,132,902	13,804
	Essity AB Class B	470,158	11,593
[2]	Evolution AB	111,097	9,883
*	Boliden AB	223,960	6,855

		Shares	Market Value ($000)
	Tele2 AB Class B	435,412	6,729
	Telia Co. AB	1,829,706	6,462
	SKF AB Class B	269,348	6,274
	Skanska AB Class B	267,517	6,240
	Securitas AB Class B	383,853	5,697
[1]	H & M Hennes & Mauritz AB Class B	393,531	5,302
	Volvo AB Class A	142,982	4,099
	SSAB AB Class B	467,063	2,640
	Axfood AB	85,625	2,551
	SSAB AB Class A	193,216	1,114
[1]	Svenska Handelsbanken AB Class B	43,808	856
	Skandinaviska Enskilda Banken AB Class C	35,202	624
	Sagax AB Class D	100,858	342
			182,385
Switzerland (7.1%)
	Nestle SA (Registered)	2,033,907	177,717
	Roche Holding AG	563,895	175,976
	Novartis AG (Registered)	1,501,501	171,002
	Zurich Insurance Group AG	114,264	77,940
	Swiss Re AG	236,396	42,315
	Holcim AG	400,356	31,928
	Swiss Life Holding AG (Registered)	22,833	23,650
	Partners Group Holding AG	17,338	23,307
*	Amrize Ltd.	400,661	20,254
	Swisscom AG (Registered)	20,489	14,237
	SGS SA (Registered)	130,242	13,234
	Julius Baer Group Ltd.	164,234	11,113
	Swiss Prime Site AG (Registered)	61,788	8,546
	Roche Holding AG (Bearer)	24,715	8,214
	Baloise Holding AG (Registered)	33,796	8,100
	Kuehne & Nagel International AG (Registered)	37,354	7,616
	Helvetia Holding AG (Registered)	27,774	6,679
	PSP Swiss Property AG (Registered)	36,395	6,175
	Adecco Group AG (Registered)	124,469	3,919
	Swatch Group AG (Bearer)	21,640	3,827
	Banque Cantonale Vaudoise (Registered)	22,355	2,587
	DKSH Holding AG	28,375	1,962
	Clariant AG (Registered)	186,958	1,919
			842,217
Taiwan (4.1%)
	Hon Hai Precision Industry Co. Ltd.	9,975,828	58,663
	MediaTek Inc.	1,179,000	53,390
[1]	Quanta Computer Inc.	2,107,000	19,625
[1]	Fubon Financial Holding Co. Ltd.	6,504,218	17,852
	CTBC Financial Holding Co. Ltd.	12,817,120	17,612
	Cathay Financial Holding Co. Ltd.	7,480,973	15,163
	Mega Financial Holding Co. Ltd.	9,438,741	13,427
	Chunghwa Telecom Co. Ltd.	3,050,000	13,180
	E.Sun Financial Holding Co. Ltd.	12,266,902	13,119
[1]	United Microelectronics Corp.	9,314,000	12,906
	Asustek Computer Inc.	545,268	11,969
	ASE Technology Holding Co. Ltd.	2,316,171	11,232
	Uni-President Enterprises Corp.	3,940,000	10,399
	Taishin Financial Holding Co. Ltd.	17,388,261	9,490
	Wistron Corp.	2,222,656	9,046
	Yuanta Financial Holding Co. Ltd.	8,415,566	8,729
	First Financial Holding Co. Ltd.	8,480,255	8,377
	Elite Material Co. Ltd.	221,000	8,101
[1]	Wiwynn Corp.	83,000	7,575
	Realtek Semiconductor Corp.	389,000	7,438
	Novatek Microelectronics Corp.	461,000	7,285
	Hua Nan Financial Holdings Co. Ltd. Class C	7,336,156	7,029
	SinoPac Financial Holdings Co. Ltd.	8,513,294	7,024
	KGI Financial Holding Co. Ltd.	12,469,000	6,316
	Lite-On Technology Corp.	1,570,194	6,208
	Largan Precision Co. Ltd.	77,000	6,039
[1]	Evergreen Marine Corp. Taiwan Ltd.	869,800	5,740
	Chailease Holding Co. Ltd.	1,186,748	4,582
	Shanghai Commercial & Savings Bank Ltd.	3,040,677	4,365

		Shares	Market Value ($000)
	TCC Group Holdings Co. Ltd.	5,319,119	4,315
	Chroma ATE Inc.	293,000	4,196
	Pegatron Corp.	1,524,000	4,057
	Taiwan Mobile Co. Ltd.	1,137,000	4,008
	Far EasTone Telecommunications Co. Ltd.	1,427,000	3,892
	Gigabyte Technology Co. Ltd.	427,000	3,874
	President Chain Store Corp.	428,000	3,668
	King Yuan Electronics Co. Ltd.	908,000	3,552
	Compal Electronics Inc.	3,340,000	3,269
	Catcher Technology Co. Ltd.	462,672	3,267
[1]	Inventec Corp.	2,046,994	3,023
	WPG Holdings Ltd.	1,267,000	2,807
	Micro-Star International Co. Ltd.	544,000	2,599
	Vanguard International Semiconductor Corp.	826,712	2,562
[1]	Eva Airways Corp.	2,005,380	2,529
	Asia Cement Corp.	1,836,000	2,482
[1]	Acer Inc.	2,290,000	2,447
[1]	Globalwafers Co. Ltd.	205,000	2,327
	Powertech Technology Inc.	553,000	2,310
	Far Eastern New Century Corp.	2,394,000	2,294
	Synnex Technology International Corp.	1,014,000	2,247
[1]	Zhen Ding Technology Holding Ltd.	528,000	2,202
	Chicony Electronics Co. Ltd.	483,370	2,108
	Cheng Shin Rubber Industry Co. Ltd.	1,501,994	2,009
[1]	Eclat Textile Co. Ltd.	146,200	1,956
	Nien Made Enterprise Co. Ltd.	134,000	1,913
[1]	Walsin Lihwa Corp.	2,391,898	1,788
	Pou Chen Corp.	1,832,000	1,723
	Teco Electric & Machinery Co. Ltd.	966,000	1,640
[1]	China Airlines Ltd.	2,316,000	1,587
	Feng TAY Enterprise Co. Ltd.	390,273	1,543
	Taiwan High Speed Rail Corp.	1,632,000	1,487
	Sino-American Silicon Products Inc.	443,000	1,485
[1]	Formosa Petrochemical Corp.	971,486	1,420
	ASE Technology Holding Co. Ltd. ADR	148,022	1,406
	Ruentex Development Co. Ltd.	1,232,000	1,230
	Giant Manufacturing Co. Ltd.	275,361	1,055
	Taiwan Fertilizer Co. Ltd.	500,000	868
	Far Eastern International Bank	1,916,905	860
	Taiwan Secom Co. Ltd.	196,000	742
	Eternal Materials Co. Ltd.	794,000	736
	Capital Securities Corp.	1,022,495	691
	U-Ming Marine Transport Corp.	338,000	588
[1]	Yulon Motor Co. Ltd.	494,288	539
	Transcend Information Inc.	154,000	485
	Formosa Sumco Technology Corp.	58,000	171
	China Motor Corp.	41,000	76
			479,914
Thailand (0.5%)
	PTT PCL	9,884,300	10,050
	Advanced Info Service PCL	859,904	7,640
	SCB X PCL	1,362,600	5,264
[1]	Kasikornbank PCL NVDR	991,700	4,904
	PTT Exploration & Production PCL	1,071,230	4,124
	Siam Cement PCL (Registered)	550,050	3,378
	Krung Thai Bank PCL	4,889,500	3,288
	Central Pattana PCL	1,899,400	3,027
	Kasikornbank PCL	415,800	2,056
	Charoen Pokphand Foods PCL	2,919,200	2,036
	TMBThanachart Bank PCL	32,368,400	1,909
	Bangkok Bank PCL (Registered)	307,000	1,388
	PTT Global Chemical PCL	1,637,800	1,181
	Digital Telecommunications Infrastructure Fund Class F	4,223,400	1,052
	Indorama Ventures PCL	1,451,300	1,020
	Banpu PCL (Registered)	6,255,850	964
	Thai Oil PCL	838,640	882
[1]	PTT Oil & Retail Business PCL	1,932,500	818
	Home Product Center PCL	3,687,800	804
	Land & Houses PCL (Registered)	6,401,600	746

		Shares	Market Value ($000)
	Bangkok Bank PCL NVDR	164,800	745
	Thai Union Group PCL Class F	1,940,800	657
	Osotspa PCL	1,127,200	616
	Ratch Group PCL	721,250	583
	Electricity Generating PCL	153,800	520
	Thai Life Insurance PCL	1,430,700	441
	Berli Jucker PCL	553,300	324
	Siam City Cement PCL	30,727	141
			60,558
Turkiye (0.3%)
	Akbank TAS	2,467,107	4,090
[1]	KOC Holding A/S	882,978	3,890
	Turkiye Petrol Rafinerileri A/S	724,503	3,010
	Haci Omer Sabanci Holding A/S	1,123,676	2,633
	Turkiye Is Bankasi A/S Class C	6,661,524	2,425
	Turkcell Iletisim Hizmetleri A/S	970,939	2,226
*	Yapi ve Kredi Bankasi A/S	2,672,450	2,210
[1]	Eregli Demir ve Celik Fabrikalari TAS	2,871,054	1,883
[1]	Turkiye Garanti Bankasi A/S	463,310	1,624
	Ford Otomotiv Sanayi A/S	567,638	1,329
[1]	Enka Insaat ve Sanayi A/S	681,185	1,163
[1]	Tofas Turk Otomobil Fabrikasi A/S	96,713	548
[2]	Mavi Giyim Sanayi Ve Ticaret A/S Class B	505,100	525
[2]	Enerjisa Enerji A/S	222,570	355
	Turkiye Sigorta A/S	1,402,550	342
	Turk Traktor ve Ziraat Makineleri A/S	22,679	330
	Aksa Akrilik Kimya Sanayii A/S	1,339,111	313
	Aygaz A/S	70,064	282
[1]	Dogus Otomotiv Servis ve Ticaret A/S	62,175	281
	Nuh Cimento Sanayi A/S	46,018	264
*	Aksa Enerji Uretim A/S	165,898	162
	Anadolu Hayat Emeklilik A/S	46,579	102
	Akcansa Cimento A/S	26,388	92
	Vestel Beyaz Esya Sanayi ve Ticaret A/S	266,899	69
	Galata Wind Enerji A/S	99,926	64
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri A/S	29,190	46
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret A/S Class C	29,265	46
			30,304
United Arab Emirates (1.0%)
	Emaar Properties PJSC	4,962,285	20,550
	First Abu Dhabi Bank PJSC	3,545,431	17,345
[3]	Emirates Telecommunications Group Co. PJSC	2,787,226	14,369
	Emirates NBD Bank PJSC	1,450,178	10,553
	Abu Dhabi Commercial Bank PJSC	2,337,632	10,344
	Abu Dhabi Islamic Bank PJSC	1,165,968	7,656
	Dubai Islamic Bank PJSC	2,325,359	6,307
	Dubai Electricity & Water Authority PJSC	7,228,001	5,442
	ADNOC Drilling Co. PJSC	2,111,662	3,357
	Emaar Development PJSC	672,586	2,745
	Salik Co. PJSC	1,512,348	2,632
	Abu Dhabi National Oil Co. for Distribution PJSC	2,294,753	2,317
	Air Arabia PJSC	1,837,997	1,858
	Borouge plc	2,422,658	1,740
	ADNOC Logistics & Services	1,151,298	1,460
	Americana Restaurants International plc - Foreign Co. (XADS)	2,294,527	1,341
	Dubai Investments PJSC	1,581,337	1,271
	NMDC Group PJSC	175,195	1,190
	Parkin Co. PJSC	604,080	1,013
	Emirates Central Cooling Systems Corp.	1,556,339	733
	Fertiglobe plc	901,154	637
			114,860
United Kingdom (11.3%)
	HSBC Holdings plc	14,183,510	172,797
	Shell plc (XLON)	4,808,713	172,792
	Unilever plc (XLON)	1,984,637	115,150
	British American Tobacco plc	1,557,430	83,443
	BP plc	12,843,660	68,846
	GSK plc	3,262,269	60,006
	Barclays plc	11,466,923	56,051

		Shares	Market Value ($000)
	National Grid plc	3,932,233	55,256
	Lloyds Banking Group plc	48,370,832	49,602
	Rio Tinto plc	831,396	49,517
	NatWest Group plc	6,299,026	43,725
	Diageo plc	1,791,383	43,419
	Reckitt Benckiser Group plc	547,373	41,023
*	Glencore plc	8,641,129	34,680
	Tesco plc	5,265,040	29,581
	Imperial Brands plc	621,653	24,232
	SSE plc	887,716	21,760
	Aviva plc	2,433,578	20,792
	Smurfit WestRock plc	422,303	18,969
	Vodafone Group plc	15,521,271	16,828
	Legal & General Group plc	4,645,506	15,716
	BT Group plc	4,526,900	12,363
	Admiral Group plc	202,644	9,134
	Centrica plc	4,037,458	8,776
*	Coca-Cola HBC AG	162,844	8,463
	United Utilities Group plc	545,060	8,137
	Severn Trent plc	211,474	7,416
	Associated British Foods plc	237,338	6,872
	M&G plc	1,868,950	6,433
	Intermediate Capital Group plc	217,740	6,234
	Whitbread plc	141,403	5,680
	J Sainsbury plc	1,412,320	5,647
	Barratt Redrow plc	1,064,013	5,240
	Phoenix Group Holdings plc	589,961	5,159
	Kingfisher plc	1,425,419	5,068
	DCC plc	79,289	4,966
	WPP plc	877,951	4,754
	Mondi plc	326,670	4,416
	Endeavour Mining plc	141,309	4,287
	Croda International plc	114,033	3,925
	Taylor Wimpey plc	2,907,669	3,912
	Berkeley Group Holdings plc	77,935	3,748
	Persimmon plc	232,793	3,510
	Schroders plc	601,904	3,094
	RS Group plc	385,327	2,836
	Fresnillo plc	149,994	2,766
	B&M European Value Retail SA	745,841	2,205
[2]	Airtel Africa plc	429,640	1,157
*,3	Evraz plc	193,110	—
			1,340,383
Total Common Stocks (Cost $9,511,904)			11,717,193
Preferred Stocks (0.7%)
	Itau Unibanco Holding SA Preference Shares	3,858,647	24,229
	Petroleo Brasileiro SA - Petrobras Preference Shares	2,707,297	15,781
	Itausa SA Preference Shares	4,543,880	8,399
	Bayerische Motoren Werke AG Preference Shares	58,909	5,150
*	Sociedad Quimica y Minera de Chile SA Preference Shares Class B	117,041	4,304
	Banco Bradesco SA Preference Shares	1,365,013	3,786
	Hyundai Motor Co. Preference Shares (XKRX)	27,166	3,215
	Gerdau SA Preference Shares	1,037,070	3,119
	Volkswagen AG Preference Shares	27,744	2,901
	Cia Energetica de Minas Gerais Preference Shares	1,267,202	2,338
	Hyundai Motor Co. Preference Shares	18,547	2,147
	Cia Paranaense de Energia - Copel Preference Shares Class B	837,300	1,773
	Centrais Eletricas Brasileiras SA Preference Shares Class B	185,900	1,358
	Embotelladora Andina SA Preference Shares Class B	317,740	1,219
	Isa Energia Brasil SA Preference Shares	214,792	831
	Metalurgica Gerdau SA Preference Shares	491,000	822
	Grupo De Inversiones Suramericana SA Preference Shares	77,147	696
	Samsung Fire & Marine Insurance Co. Ltd. (XKRX) Preference Shares	2,208	527
	Hanwha Corp. Preference Shares	15,498	464
	Bradespar SA Preference Shares	159,748	449
	Amorepacific Corp. (XKRX) Preference Shares	6,541	208
	Grupo Argos SA Preferred Shares	55,807	156
	Mirae Asset Securities Co. Ltd. (XKRX) Preference Shares	4,458	27

		Shares	Market Value ($000)
*,3	Transneft PJSC Preference Shares	52,700	—
*,3	Tatneft PJSC Preference Shares	51,803	—
*,3	Surgutneftegas PAO Preference Shares	2,513,070	—
Total Preferred Stocks (Cost $79,463)			83,899
Warrants (0.0%)
*	YTL Corp. Bhd. Exp. 6/2/2028 (Cost $—)	672,384	156
Temporary Cash Investments (0.5%)
Money Market Fund (0.5%)
[4,5]	Vanguard Market Liquidity Fund, 4.367% (Cost $58,017)	580,270	58,021
Total Investments (100.0%) (Cost $9,649,384)			11,859,269
Other Assets and Liabilities—Net (0.0%)			(4,417)
Net Assets (100%)			11,854,852
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $53,619.
2	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $162,037, representing 1.4% of net assets.
3	Security value determined using significant unobservable inputs.
4	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
5	Collateral of $57,688 was received for securities on loan, of which $56,565 is held in Vanguard Market Liquidity Fund and $1,123 is held in cash.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
FTSE 100 Index	September 2025	81	9,760	268
MSCI EAFE Index	September 2025	191	24,958	(495)
MSCI Emerging Markets Index	September 2025	133	8,235	173
S&P TSX 60 Index	September 2025	26	6,085	147
				93

Forward Currency Contracts
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Bank of Montreal	9/17/2025	CAD	15,003	USD	11,027	—	(173)
State Street Bank & Trust Co.	9/17/2025	GBP	6,981	USD	9,472	—	(248)
UBS AG	9/17/2025	INR	468,352	USD	5,445	—	(107)
Standard Chartered Bank	9/17/2025	JPY	2,247,574	USD	15,526	—	(540)
Standard Chartered Bank	9/17/2025	USD	1,597	AUD	2,443	26	—
State Street Bank & Trust Co.	9/17/2025	USD	3,160	BRL	17,877	7	—
State Street Bank & Trust Co.	9/17/2025	USD	9,104	CAD	12,333	182	—
UBS AG	9/17/2025	USD	12,369	CHF	10,038	—	(66)
JPMorgan Chase Bank, N.A.	9/17/2025	USD	6,476	EUR	5,630	31	—
State Street Bank & Trust Co.	9/17/2025	USD	4,865	GBP	3,608	98	—
BNP Paribas	9/17/2025	USD	4,367	HKD	34,016	15	—
JPMorgan Chase Bank, N.A.	9/17/2025	USD	18,223	JPY	2,612,824	801	—
UBS AG	9/17/2025	USD	1,714	KRW	2,307,158	56	—
Toronto-Dominion Bank	9/17/2025	USD	149	SEK	1,420	4	—

Forward Currency Contracts (continued)
Counterparty	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized Depreciation ($000)
			Receive		Deliver
Standard Chartered Bank	9/17/2025	USD	6,425	TWD	186,794	154	—
BNP Paribas	9/17/2025	USD	2,416	TWD	70,773	40	—
						1,414	(1,134)
AUD—Australian dollar.
BRL—Brazilian real.
CAD—Canadian dollar.
CHF—Swiss franc.
EUR—euro.
GBP—British pound.
HKD—Hong Kong dollar.
INR—Indian rupee.
JPY—Japanese yen.
KRW—Korean won.
SEK—Swedish krona.
TWD—Taiwanese dollar.
USD—U.S. dollar.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	1,210,302	—	—	1,210,302
Common Stocks—Other	29,749	10,462,770	14,372	10,506,891
Preferred Stocks	69,260	14,639	—	83,899
Warrants	—	156	—	156
Temporary Cash Investments	58,021	—	—	58,021
Total	1,367,332	10,477,565	14,372	11,859,269
Derivative Financial Instruments
Assets
Futures Contracts[1]	588	—	—	588
Forward Currency Contracts	—	1,414	—	1,414
Total	588	1,414	—	2,002
Liabilities
Futures Contracts[1]	(495)	—	—	(495)
Forward Currency Contracts	—	(1,134)	—	(1,134)
Total	(495)	(1,134)	—	(1,629)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.